Principal Variable Contracts Funds, Inc.
Supplement dated October 15, 2024
to the Prospectus and Statement of Additional Information
both dated May 1, 2024
(as previously supplemented)
(Not all Accounts are offered in all variable annuity and variable life contracts.)
This supplement updates information currently in the Prospectus and Statement of Additional Information. Please retain this supplement for future reference.
The changes described below are being made to the Prospectus.

SUMMARY FOR CORE PLUS BOND ACCOUNT
On March 31, 2025, in the Investment Advisor and Portfolio Managers section, delete the bullet point for William C. Armstrong and add the following alphabetically:
•John R. Friedl (since 2025), Portfolio Manager
•Tina Paris (since 2025), Portfolio Manager

SUMMARY FOR SHORT-TERM INCOME ACCOUNT
On March 31, 2025, in the Investment Advisor and Portfolio Managers section, delete the bullet point for John R. Friedl and add the following alphabetically:
•Jeff Callahan (since 2025), Portfolio Manager

MANAGEMENT OF THE FUNDS
On March 31, 2025, under The Manager and Advisor, remove the reference to William C. Armstrong and add the following alphabetically to the list:
Tina Paris has been with Principal® since 2001. She earned a bachelor's degree in Finance and Economics from the University of Northern Iowa and an M.B.A with a Finance emphasis from the University of Iowa. Ms. Paris has earned the right to use the Chartered Financial Analyst designation.

The changes described below are being made to the Statement of Additional Information.

PORTFOLIO MANAGER DISCLOSURE
On March 31, 2025, in the Advisor: Principal Global Investors, LLC (Principal Fixed Income Portfolio Managers) section, delete the rows for William C. Armstrong, Jeff Callahan, and John R. Friedl, and add the following alphabetically:

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Jeff Callahan(1): Bond Market Index and Short-Term Income Accounts
Registered investment companies	3	$16.8 billion	0	$0
Other pooled investment vehicles	4	$15.0 billion	0	$0
Other accounts	35	$1.6 billion	0	$0
John R. Friedl(1): Core Plus Bond Account
Registered investment companies	2	$11.9 billion	0	$0
Other pooled investment vehicles	3	$1.4 billion	0	$0
Other accounts	9	$225.1 million	0	$0
Tina Paris(1): Core Plus Bond Account
Registered investment companies	1	$574.8 million	0	$0
Other pooled investment vehicles	10	$6.1 billion	0	$0
Other accounts	11	$1.4 billion	0	$0
(1)Information as of September 30, 2024
On March 31, 2025, in the Ownership of Securities table, delete the rows for William C. Armstrong and John R. Friedl, and add the following alphabetically:
Ownership of Securities

Portfolio Manager	PVC Accounts/Portfolios Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Jeff Callahan(1)	Short-Term Income	None
John R. Friedl(1)	Core Plus Bond	None
Tina Paris(1)	Core Plus Bond	None
(1)Information as of September 30, 2024
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